UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Khronos LLC
Address:       2 Grand Central Tower
               140 East 45th Street
               New York, NY 10017

Form 13F File Number: 028-12093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Rafael Mayer
Title:         Managing Member of Zen Group, LLC, the
               managing member of Khronos LLC
Phone:         (212) 763-8800

Signature, Place, and Date of Signing:

/s/ Rafael Mayer                  New York, NY                07/29/09
--------------------              ----------------          -------------
    [Signature]                     [City, State]             [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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


                             TITLE OF    CUSIP         VALUE      SHARES     SH/ PUT/   INVSTMT     OTHER     VOTING AUTHORITY
NAME OF ISSUER               CLASS                   (x$1000)     PRN  AMT   PRN CALL   DSCRETN     MANAGERS  SOLE       SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BLUELINX HLDGS INC           COM         09624H109        4688    1562800     SH         DEFINED        01     1562800
GREENLIGHT CAPITAL RE LTD    CLASS A     G4095J109       25339    1463838     SH         DEFINED        01     1463838

                                       2               30,027


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         2
Form 13F Information Table Value Total:         $30,027
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       028 -12092                      Zen Group, LLC


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